Segments	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segments

22. Segments

Nucor reports its results in the following segments: steel mills, steel products and raw materials. The steel mills segment includes carbon and alloy steel in sheet, bars, structural and plate; steel trading businesses; rebar distribution businesses; and Nucor’s equity method investments in Duferdofin Nucor, NuMit and Nucor-JFE. The steel products segment includes steel joists and joist girders, steel deck, fabricated concrete reinforcing steel, cold finished steel, steel fasteners, metal building systems, steel grating, tubular products businesses, piling products business, and wire and wire mesh. The raw materials segment includes The David J. Joseph Company and its affiliates, primarily a scrap broker and processor; Nu-Iron Unlimited and Nucor Steel Louisiana, two facilities that produce direct reduced iron used by the steel mills; our natural gas production operations; and Nucor’s equity method investment in Hunter Ridge Energy Services LLC (“Hunter Ridge”). Nucor sold its 50% interest in Hunter Ridge during the third quarter of 2016. The steel mills, steel products and raw materials segments are consistent with the way Nucor manages its business, which is primarily based upon the similarity of the types of products produced and sold by each segment.

Previously, Nucor’s tubular products and piling products businesses were reported in the steel mills segment. In the first quarter of 2018, these businesses were reclassified to the steel products segment as part of a realignment of Nucor’s reportable segments to reflect the way in which they are now viewed by management and how segment performance assessments will be made by the chief operating decision maker beginning in such period. The segment data for the comparable periods has also been reclassified into the steel products segment in order to conform to the current year presentation. Additionally, the composition of assets by segment for the comparable periods was reclassified to conform to the current year presentation. This reclassification between segments did not have any impact on the consolidated asset balances.

Net interest expense, other income, profit sharing expense and stock-based compensation are shown under Corporate/eliminations. Corporate assets primarily include cash and cash equivalents, short-term investments, allowances to eliminate intercompany profit in inventory, deferred income tax assets, federal and state income taxes receivable and investments in and advances to affiliates.

Nucor’s results by segment are as follows (in thousands):

	Year Ended December 31,
	2018	2017	2016
Net sales to external customers:
Steel mills	$16,245,218	$12,929,709	$10,546,847
Steel products	6,796,501	5,579,744	4,452,649
Raw materials	2,025,560	1,742,940	1,208,626

	$25,067,279	$20,252,393	$16,208,122

Intercompany sales:
Steel mills	$3,924,160	$2,916,017	$2,066,547
Steel products	207,003	118,249	110,368
Raw materials	11,460,645	9,191,081	5,997,498
Corporate/eliminations	(15,591,808)	(12,225,347)	(8,174,413)

	$—	$—	$—

Depreciation expense:
Steel mills	$378,146	$377,210	$368,859
Steel products	80,681	76,992	45,674
Raw materials	161,666	172,699	191,466
Corporate	10,386	8,932	7,193

	$630,879	$635,833	$613,192

Amortization expense:
Steel mills	$9,400	$9,706	$7,632
Steel products	51,997	52,597	36,845
Raw materials	27,361	28,925	29,385

	$88,758	$91,228	$73,862

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$3,500,085	$1,953,075	$1,680,156
Steel products	467,105	337,978	294,039
Raw materials	236,241	129,296	(95,121)
Corporate/eliminations	(974,040)	(670,392)	(580,415)

	$3,229,391	$1,749,957	$1,298,659

Segment assets:
Steel mills	$9,244,086	$7,671,217	$6,980,979
Steel products	4,734,636	4,323,907	3,651,118
Raw materials	3,492,126	3,396,110	3,235,237
Corporate/eliminations	449,740	450,024	1,356,184

	$17,920,588	$15,841,258	$15,223,518

Capital expenditures:
Steel mills	$720,310	$336,760	$357,545
Steel products	88,585	90,952	49,149
Raw materials	169,926	59,036	194,112
Corporate	18,435	20,326	16,871

	$997,256	$507,074	$617,677

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2018	2017	2016

Net sales to external customers:
Sheet	$7,571,765	$6,407,974	$5,178,467
Bar	4,709,292	3,558,806	2,886,648
Structural	1,830,476	1,317,995	1,277,547
Plate	2,133,685	1,644,934	1,204,185
Tubular Products	1,347,577	917,235	60,106
Rebar Fabrication	1,496,194	1,306,418	1,272,338
Other Steel Products	3,952,730	3,356,091	3,120,205
Raw Materials	2,025,560	1,742,940	1,208,626

	$25,067,279	$20,252,393	$16,208,122